SCHEDULE OF EFFECTIVE OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective tax rate for federal income taxes	21.00%	21.00%
Income tax benefit at U.S. statutory rate	$ (1,559,977)	$ (1,326,077)
Income tax benefit – State	(521,868)	(315,732)
Other permanent items	3,822
Tax return true-up	(727,235)
Non-deductible expenses		983,499
Change in valuation allowance	2,805,258	658,360
Total provision for income tax